Supplement to the currently effective Statements of Additional Information for the listed Funds:

DWS Balanced Fund               DWS International Select Equity Fund
DWS International Fund          DWS Lifecycle Long Range Fund

--------------------------------------------------------------------------------

The following information supplements and replaces information for Matthias Knerr contained in the "Management of the Fund" section of DWS Balanced Fund and DWS Lifecycle Long Range Fund's Statements of Additional Information. This information supplements and replaces similar information for the entire portfolio management team contained in the "Management of the Funds" and "Management of the Fund" section of DWS International Fund and DWS International Select Equity Fund's Statements of Additional Information, respectively.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. For Joseph Axtell, this information is provided as of June 30, 2008.

                              Dollar Range of     Dollar Range Of All DWS
          Name of              Fund Shares              Fund Shares
     Portfolio Manager             Owned                   Owned
     -----------------             -----                   -----

Joseph Axtell                      None            $500,001 - $1,000,000


For DWS International Select Equity Fund only:

                              Dollar Range of     Dollar Range Of All DWS
          Name of              Fund Shares              Fund Shares
     Portfolio Manager             Owned                   Owned
     -----------------             -----                   -----

Joseph Axtell                $10,001 - $50,000     $500,001 - $1,000,000


Conflicts of Interest

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. For Joseph Axtell, this information is provided as of June 30, 2008.




September 2, 2008

Other SEC Registered Investment Companies Managed:

                          Number of      Total Assets of     Number of Investment    Total Assets of
                          Registered        Registered      Company Accounts with     Performance-
  Name of Portfolio       Investment        Investment           Performance-           Based Fee
       Manager            Companies         Companies             Based Fee             Accounts
       -------            ---------         ---------             ---------             --------
Joseph Axtell                 8           $2,551,730,243              0                    $0

Other Pooled Investment Vehicles Managed:

                                                                 Number of Pooled
                          Number of                             Investment Vehicle
                            Pooled        Total Assets of         Accounts with        Total Assets of
  Name of Portfolio       Investment     Pooled Investment         Performance-          Performance-
       Manager             Vehicles           Vehicles              Based Fee         Based Fee Accounts
       -------             --------           --------              ---------         ------------------

Joseph Axtell               1                 $253,829                  0                    $0

Other Accounts Managed:

                                                                 Number of Other
                                                                  Accounts with        Total Assets of
  Name of Portfolio       Number of       Total Assets of          Performance-          Performance-
       Manager          Other Accounts     Other Accounts           Based Fee         Based Fee Accounts
       -------          --------------     --------------           ---------         ------------------

Joseph Axtell               3               $284,908,162                0                    $0







               Please Retain This Supplement for Future Reference







September 2, 2008